Note 6 - Equity - Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unvested Shares, number of shares (in shares)		607,472	220,559
Unvested Shares, weighted average grant date fair value (in dollars per share)		$ 2.24	$ 4.59
Unvested Shares, weighted average remaining contractual term (Year)			3 years 1 month 6 days	3 years
Granted, number of shares (in shares)	150,000	979,376	452,334
Granted, weighted average grant date fair value (in dollars per share)	$ 3.73	$ 0.6	$ 1.49
Vested, number of shares (in shares)			(65,421)
Vested, weighted average grant date fair value (in dollars per share)			$ 4.98
Unvested Shares, number of shares (in shares)			607,472	220,559
Unvested Shares, weighted average grant date fair value (in dollars per share)			$ 2.24	$ 4.59